Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Operating costs	$ 292,027	$ 915,183	$ 1,368,841	$ 3,328,674
Loss from operations	(292,027)	(915,183)	(1,368,841)	(3,328,674)
Other income (expense):
Interest earned on marketable securities held in Trust Account	229	639,954	719,646	4,249,828
Interest expense		(31,428)		(31,428)
Amortization of debt discount on convertible promissory note		(31,428)	(220,000)
Change in fair value of conversion liability		(10,000)	220,000
Change in fair value of warrant liability	(1,481,087)	2,184,000	1,906,250	(1,433,250)
Forgiveness of accounts payable			3,298,207
Other (expense) income, net	(1,480,858)	2,782,526	5,924,103	2,816,578
(Loss) income before provision for income taxes	(1,772,885)	1,867,343	4,555,262	(512,096)
Benefit from (provision for) income taxes	61,278	(74,625)	(244,493)	(555,200)
Net (loss) income	$ (1,711,607)	$ 1,792,718	$ 4,310,769	$ (1,067,296)
Basic and diluted weighted average shares outstanding, Common stock subject to possible redemption		15,885,267	3,949,616	18,270,950
Basic and diluted net income per share, Common stock subject to possible redemption		$ 0.01	$ 0.00	$ 0.17
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	6,224,268	6,375,178	6,642,759	6,621,293
Basic and diluted net income (loss) per share, Common stock		$ 0.24	$ 0.65	$ (0.63)
Basic and diluted net loss per share, Common stock subject to possible redemption		0.00	$ 0.00	$ 0.17
Basic and diluted net loss per share, Non-redeemable common stock	$ (0.27)	$ 0.28